Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

March 31, 2019

VIPGI-QTLY-0519
1.799851.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	55,489	$1,740,135
Verizon Communications, Inc.	352,980	20,871,707
		22,611,842
Entertainment - 0.8%
Activision Blizzard, Inc.	86,700	3,947,451
Electronic Arts, Inc. (a)	1,600	162,608
Vivendi SA	268,900	7,792,741
		11,902,800
Interactive Media & Services - 0.6%
Alphabet, Inc.:
Class A (a)	3,518	4,140,299
Class C (a)	3,383	3,969,308
		8,109,607
Media - 4.2%
Comcast Corp. Class A	1,284,462	51,352,791
Interpublic Group of Companies, Inc.	324,700	6,821,947
Omnicom Group, Inc.	42,000	3,065,580
		61,240,318

TOTAL COMMUNICATION SERVICES		103,864,567

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Gentex Corp.	66,500	1,375,220
Specialty Retail - 1.0%
Lowe's Companies, Inc.	92,417	10,116,889
TJX Companies, Inc.	67,100	3,570,391
		13,687,280
Textiles, Apparel & Luxury Goods - 0.0%
Puma AG	513	297,512

TOTAL CONSUMER DISCRETIONARY		15,360,012

CONSUMER STAPLES - 9.3%
Beverages - 1.0%
The Coca-Cola Co.	301,453	14,126,088
Food & Staples Retailing - 1.5%
Walgreens Boots Alliance, Inc.	33,000	2,087,910
Walmart, Inc.	206,100	20,100,933
		22,188,843
Food Products - 0.2%
The Hershey Co.	32,200	3,697,526
Household Products - 1.6%
Colgate-Palmolive Co.	4,300	294,722
Procter & Gamble Co. (b)	177,650	18,484,483
Spectrum Brands Holdings, Inc.	69,100	3,785,298
		22,564,503
Tobacco - 5.0%
Altria Group, Inc. (b)	941,600	54,076,088
British American Tobacco PLC sponsored ADR (b)	424,300	17,701,796
		71,777,884

TOTAL CONSUMER STAPLES		134,354,844

ENERGY - 11.7%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	259,400	7,190,568
National Oilwell Varco, Inc.	59,400	1,582,416
Oceaneering International, Inc. (a)	133,200	2,100,564
		10,873,548
Oil, Gas & Consumable Fuels - 10.9%
BP PLC sponsored ADR	464,350	20,301,382
Cenovus Energy, Inc.	7,000	60,760
Cenovus Energy, Inc. (Canada)	2,057,604	17,860,745
Chevron Corp. (b)	227,918	28,074,939
Equinor ASA sponsored ADR	500,300	10,991,591
Exxon Mobil Corp.	751,000	60,680,800
Hess Corp.	108,300	6,522,909
Kosmos Energy Ltd.	1,094,688	6,819,906
Legacy Reserves, Inc. (a)	205,688	101,013
The Williams Companies, Inc. (b)	196,200	5,634,864
Valero Energy Corp.	6,400	542,912
		157,591,821

TOTAL ENERGY		168,465,369

FINANCIALS - 18.2%
Banks - 12.6%
Bank of America Corp.	1,703,932	47,011,484
Citigroup, Inc.	368,218	22,910,524
First Hawaiian, Inc.	81,000	2,110,050
JPMorgan Chase & Co.	333,632	33,773,567
M&T Bank Corp.	12,700	1,994,154
PNC Financial Services Group, Inc.	124,472	15,267,736
SunTrust Banks, Inc.	242,949	14,394,728
U.S. Bancorp	227,398	10,958,310
Wells Fargo & Co.	669,769	32,363,238
		180,783,791
Capital Markets - 4.3%
Apollo Global Management LLC Class A	48,200	1,361,650
Brookfield Asset Management, Inc.	10,200	475,830
Cboe Global Markets, Inc.	9,400	897,136
Charles Schwab Corp.	136,984	5,857,436
FS KKR Capital Corp.	6,000	36,300
KKR & Co. LP	222,093	5,216,965
Morgan Stanley	177,983	7,510,883
Northern Trust Corp.	202,545	18,312,093
Oaktree Capital Group LLC Class A	72,300	3,589,695
S&P Global, Inc.	9,800	2,063,390
State Street Corp.	263,679	17,352,715
		62,674,093
Insurance - 1.0%
Chubb Ltd.	39,700	5,561,176
Marsh & McLennan Companies, Inc.	46,442	4,360,904
The Travelers Companies, Inc.	33,000	4,526,280
		14,448,360
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	178,950	3,711,423

TOTAL FINANCIALS		261,617,667

HEALTH CARE - 13.4%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	82,400	11,138,832
Celgene Corp. (a)	25,000	2,358,500
Intercept Pharmaceuticals, Inc. (a)	37,158	4,156,494
		17,653,826
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	900	224,757
Boston Scientific Corp. (a)	54,000	2,072,520
Danaher Corp.	15,800	2,085,916
		4,383,193
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	112,110	8,914,987
Cardinal Health, Inc.	199,200	9,591,480
Cigna Corp.	67,590	10,869,824
CVS Health Corp.	413,264	22,287,328
Humana, Inc.	8,300	2,207,800
McKesson Corp.	114,788	13,437,083
Patterson Companies, Inc.	147,143	3,215,075
UnitedHealth Group, Inc.	33,400	8,258,484
		78,782,061
Pharmaceuticals - 6.4%
Bayer AG	234,516	15,100,933
Bristol-Myers Squibb Co.	348,000	16,603,080
GlaxoSmithKline PLC sponsored ADR (b)	564,494	23,590,204
Johnson & Johnson	172,259	24,080,086
Novartis AG sponsored ADR	12,425	1,194,540
Perrigo Co. PLC	34,000	1,637,440
Sanofi SA	65,538	5,795,143
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	264,803	4,152,111
		92,153,537

TOTAL HEALTH CARE		192,972,617

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.1%
General Dynamics Corp.	34,600	5,857,088
Huntington Ingalls Industries, Inc.	8,300	1,719,760
Meggitt PLC	40,068	262,394
Rolls-Royce Holdings PLC	240,700	2,834,628
United Technologies Corp.	147,287	18,983,821
		29,657,691
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	41,300	3,592,687
Expeditors International of Washington, Inc.	2,095	159,011
United Parcel Service, Inc. Class B	201,672	22,534,829
		26,286,527
Building Products - 0.1%
A.O. Smith Corp.	35,500	1,892,860
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc.	60,400	1,992,596
Interface, Inc.	135,000	2,068,200
Ritchie Brothers Auctioneers, Inc.	4,000	135,803
Stericycle, Inc. (a)	24,399	1,327,794
		5,524,393
Electrical Equipment - 0.7%
Acuity Brands, Inc.	40,500	4,860,405
Hubbell, Inc. Class B	36,979	4,362,782
Rockwell Automation, Inc.	4,800	842,208
		10,065,395
Industrial Conglomerates - 3.7%
General Electric Co.	5,278,450	52,731,716
Machinery - 0.9%
Donaldson Co., Inc.	45,300	2,267,718
Flowserve Corp.	133,300	6,017,162
Wabtec Corp.	59,721	4,402,632
		12,687,512
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	134,100	2,867,020
Road & Rail - 2.9%
J.B. Hunt Transport Services, Inc.	103,482	10,481,692
Knight-Swift Transportation Holdings, Inc. Class A	235,300	7,689,604
Norfolk Southern Corp.	47,793	8,932,034
Union Pacific Corp.	92,800	15,516,160
		42,619,490
Trading Companies & Distributors - 0.7%
Fastenal Co. (b)	57,500	3,697,825
Watsco, Inc.	47,992	6,872,934
		10,570,759

TOTAL INDUSTRIALS		194,903,363

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.4%
Cisco Systems, Inc. (b)	115,604	6,241,460
Electronic Equipment & Components - 0.1%
Avnet, Inc.	24,200	1,049,554
IT Services - 2.7%
IBM Corp.	20,000	2,822,000
MasterCard, Inc. Class A	10,510	2,474,580
Paychex, Inc. (b)	126,731	10,163,826
Unisys Corp. (a)	177,496	2,071,378
Visa, Inc. Class A (b)	140,976	22,019,041
		39,550,825
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	16,700	1,758,009
Applied Materials, Inc.	149,100	5,913,306
Lam Research Corp.	20,700	3,705,507
NVIDIA Corp.	23,900	4,291,484
NXP Semiconductors NV	3,500	309,365
Qualcomm, Inc.	362,961	20,699,666
		36,677,337
Software - 6.6%
Microsoft Corp. (b)	524,218	61,826,265
Oracle Corp.	387,091	20,790,658
SAP SE sponsored ADR	109,200	12,608,232
		95,225,155
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. (b)	176,058	33,442,217

TOTAL INFORMATION TECHNOLOGY		212,186,548

MATERIALS - 1.2%
Chemicals - 1.2%
DowDuPont, Inc.	99,500	5,304,345
International Flavors & Fragrances, Inc.	14,000	1,803,060
Nutrien Ltd.	123,680	6,522,967
The Scotts Miracle-Gro Co. Class A	40,500	3,182,490
		16,812,862
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	32,200	6,345,332
CoreSite Realty Corp.	33,000	3,531,660
Equinix, Inc.	14,700	6,661,452
Public Storage	12,600	2,744,028
Sabra Health Care REIT, Inc.	39,500	769,065
Simon Property Group, Inc.	8,000	1,457,680
Spirit Realty Capital, Inc.	35,300	1,402,469
		22,911,686
UTILITIES - 1.3%
Electric Utilities - 1.2%
Duke Energy Corp.	24,700	2,223,000
Exelon Corp. (b)	132,300	6,632,199
PPL Corp.	142,700	4,529,298
Southern Co.	68,000	3,514,240
		16,898,737
Multi-Utilities - 0.1%
Sempra Energy	18,000	2,265,480

TOTAL UTILITIES		19,164,217

TOTAL COMMON STOCKS
(Cost $1,068,171,715)		1,342,613,752

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	45,700	2,838,019
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	84,118,170	109,560
TOTAL PREFERRED STOCKS
(Cost $2,597,951)		2,947,579
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (c)
(Cost $1,175,020)	EUR 1,100,000	880,930
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 2.48% (d)
(Cost $82,734,198)	82,718,073	82,734,616
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,154,678,884)		1,429,176,877
NET OTHER ASSETS (LIABILITIES) - 0.8%		11,060,121
NET ASSETS - 100%		$1,440,236,998

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Altria Group, Inc.	Chicago Board Options Exchange	926	$5,318,018	$60.00	6/21/19	$(103,710)
Apple, Inc.	Chicago Board Options Exchange	192	3,647,040	175.00	4/18/19	(297,600)
Apple, Inc.	Chicago Board Options Exchange	182	3,457,090	190.00	5/17/19	(131,040)
Apple, Inc.	Chicago Board Options Exchange	182	3,457,090	185.00	5/17/19	(183,820)
British American Tobacco PLC	Chicago Board Options Exchange	425	1,773,100	45.00	6/21/19	(40,375)
Chevron Corp.	Chicago Board Options Exchange	214	2,636,052	130.00	6/21/19	(26,750)
Cisco Systems, Inc.	Chicago Board Options Exchange	127	685,673	49.00	4/18/19	(62,865)
Cisco Systems, Inc.	Chicago Board Options Exchange	165	890,835	55.00	6/21/19	(25,575)
Exelon Corp.	Chicago Board Options Exchange	148	741,924	47.00	4/18/19	(48,100)
Exelon Corp.	Chicago Board Options Exchange	148	741,924	48.00	4/18/19	(33,670)
Exelon Corp.	Chicago Board Options Exchange	148	741,924	49.00	4/18/19	(21,090)
Fastenal Co.	Chicago Board Options Exchange	75	482,325	62.50	5/17/19	(25,500)
Fastenal Co.	Chicago Board Options Exchange	150	964,650	65.00	5/17/19	(29,625)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	533	2,227,407	40.00	5/17/19	(117,260)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	533	2,227,407	41.00	5/17/19	(75,953)
Microsoft Corp.	Chicago Board Options Exchange	575	6,781,550	115.00	4/18/19	(219,938)
Microsoft Corp.	Chicago Board Options Exchange	573	6,757,962	120.00	5/17/19	(163,592)
Paychex, Inc.	Chicago Board Options Exchange	132	1,058,640	72.50	6/21/19	(107,580)
Paychex, Inc.	Chicago Board Options Exchange	132	1,058,640	75.00	6/21/19	(77,220)
Procter & Gamble Co.	Chicago Board Options Exchange	194	2,018,570	97.50	6/21/19	(145,985)
Procter & Gamble Co.	Chicago Board Options Exchange	196	2,039,380	105.00	6/21/19	(47,040)
Visa, Inc.	Chicago Board Options Exchange	131	2,046,089	155.00	5/17/19	(73,033)
Williams Companies, Inc.	Chicago Board Options Exchange	203	583,016	28.00	4/18/19	(20,909)
Williams Companies, Inc.	Chicago Board Options Exchange	203	583,016	29.00	4/18/19	(7,511)
TOTAL WRITTEN OPTIONS						$(2,085,741)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $52,919,322.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $880,930 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$385,328
Fidelity Securities Lending Cash Central Fund	715
Total	$386,043

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuations of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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